UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  028-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Compliance Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

 /s/ Christopher Reed     New York, New York/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $389,611 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    11725    20077 SH       SOLE                    20077
AUTOZONE INC                   COM              053332102    29388    80038 SH       SOLE                    80038
COLFAX CORP                    COM              194014106     6741   244515 SH       SOLE                   244515
CROWN CASTLE INTL CORP         COM              228227104    19528   332901 SH       SOLE                   332901
DOLLAR GEN CORP NEW            COM              256677105    25517   469146 SH       SOLE                   469146
EQUINIX INC                    COM NEW          29444U502    15565    88614 SH       SOLE                    88614
GNC HLDGS INC                  COM CL A         36191G107    21564   550096 SH       SOLE                   550096
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    18789   564413 SH       SOLE                   564413
MASTERCARD INC                 CL A             57636Q104    10304    23956 SH       SOLE                    23956
MICHAEL KORS HLDGS LTD         SHS              G60754101    17166   410274 SH       SOLE                   410274
MOTOROLA SOLUTIONS INC         COM NEW          620076307    14635   304193 SH       SOLE                   304193
PRICELINE COM INC              COM NEW          741503403    17173    25843 SH       SOLE                    25843
ROSS STORES INC                COM              778296103    14490   231956 SH       SOLE                   231956
SBA COMMUNICATIONS CORP        COM              78388J106    20074   351869 SH       SOLE                   351869
SEASPAN CORP                   SHS              Y75638109    11302   651431 SH       SOLE                   651431
SIRIUS XM RADIO INC            COM              82967N108    11193  6050487 SH       SOLE                  6050487
SPRINT NEXTEL CORP             COM SER 1        852061100    25682  7877970 SH       SOLE                  7877970
TIM HORTONS INC                COM              88706M103    14754   280284 SH       SOLE                   280284
TRANSDIGM GROUP INC            COM              893641100    20590   153317 SH       SOLE                   153317
TRIPADVISOR INC                COM              896945201    16267   363987 SH       SOLE                   363987
VERISIGN INC                   COM              92343E102    20225   464200 SH       SOLE                   464200
VISA INC                       COM CL A         92826C839    11773    95229 SH       SOLE                    95229
WILLIAMS COS INC DEL           COM              969457100    15166   526221 SH       SOLE                   526221